As filed with the Securities and Exchange Commission on August 24, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

Annual Report of Proxy Voting Record of Registered Management Investment Company

Investment Company Act file number: 811-22770

NEUBERGER BERMAN MLP INCOME FUND INC.
(Exact Name of the Registrant as Specified in Charter)
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti
Chief Executive Officer and President
Neuberger Berman MLP Income Fund Inc.
c/o Neuberger Berman Investment Advisers LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

Arthur Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of agents for service)

Date of fiscal year end: November 30
Date of reporting period: July 1, 2015 to June 30, 2016

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained on Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Proxy Voting Record.

NPX Proxy Voting Record

Registrant : Neuberger Berman MLP Income Fund Inc.

Fund Name : Neuberger Berman MLP Income Fund Inc.

07/01/2015 - 06/30/2016

American Midstream Partners LP
	Ticker	Security ID:	Meeting Date		Meeting Status
	AMID	CUSIP 02752P100	02/11/2016		Voted
	Meeting Type	Country of Trade
	Special	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Amendment to the Long-Term Incentive Plan	Mgmt	For	For	For

Cedar Fair, L.P.
	Ticker	Security ID:	Meeting Date		Meeting Status
	FUN	CUSIP 150185106	06/08/2016		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	Elect Eric L. Affeldt	Mgmt	For	For	For
	1.2	Elect John M. Scott, III	Mgmt	For	For	For
	1.3	Elect D. Scott Olivet	Mgmt	For	For	For
	2	Ratification of Auditor	Mgmt	For	For	For
	3	Advisory Vote on Executive Compensation	Mgmt	For	For	For
	4	Approval of the 2016 Omnibus Incentive Plan	Mgmt	For	For	For

Crestwood Midstream Partners LP
	Ticker	Security ID:	Meeting Date		Meeting Status
	CMLP	CUSIP 226378107	09/30/2015		Voted
	Meeting Type	Country of Trade
	Special	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Merger	Mgmt	For	For	For
	2	Right to Adjourn Meeting	Mgmt	For	For	For

Markwest Energy Partners LP
	Ticker	Security ID:	Meeting Date		Meeting Status
	MWE	CUSIP 570759100	12/01/2015		Voted
	Meeting Type	Country of Trade
	Special	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Acquisition	Mgmt	For	For	For
	2	Advisory Vote on Golden Parachutes	Mgmt	For	For	For
	3	Right to Adjourn Meeting	Mgmt	For	For	For

NRG Yield, Inc.
	Ticker	Security ID:	Meeting Date		Meeting Status
	NYLD	CUSIP 62942X405	04/26/2016		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	Elect John F. Chlebowski, Jr.	Mgmt	For	For	For
	1.2	Elect Mauricio Gutierrez	Mgmt	For	For	For
	1.3	Elect Kirkland B. Andrews	Mgmt	For	Withhold	Against
	1.4	Elect Brian R. Ford	Mgmt	For	For	For
	1.5	Elect Ferrell P. McClean	Mgmt	For	For	For
	1.6	Elect Christopher S. Sotos	Mgmt	For	For	For
	2	Amendment to Certificate of Incorporation Permitting Removal of Directors Without Cause	Mgmt	For	For	For
	3	Ratification of Auditor	Mgmt	For	For	For

NuStar Energy L.P.
	Ticker	Security ID:	Meeting Date		Meeting Status
	NS	CUSIP 67058H102	01/28/2016		Voted
	Meeting Type	Country of Trade
	Special	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Amendment to the 2000 Long-Term Incentive Plan	Mgmt	For	For	For
	2	Right to Adjourn Meeting	Mgmt	For	For	For

NuStar GP Holdings, LLC
	Ticker	Security ID:	Meeting Date		Meeting Status
	NSH	CUSIP 67059L102	04/27/2016		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	Elect William E. Greehey	Mgmt	For	For	For
	1.2	Elect Jelynne LeBlanc-Burley	Mgmt	For	For	For
	2	Ratification of Auditor	Mgmt	For	For	For

ONEOK, Inc.
	Ticker	Security ID:	Meeting Date		Meeting Status
	OKE	CUSIP 682680103	05/25/2016		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Elect Brian L. Derksen	Mgmt	For	For	For
	2	Elect Julie H. Edwards	Mgmt	For	For	For
	3	Elect John W. Gibson	Mgmt	For	For	For
	4	Elect Randall J. Larson	Mgmt	For	For	For
	5	Elect Steven J. Malcolm	Mgmt	For	For	For
	6	Elect Kevin S. McCarthy	Mgmt	For	For	For
	7	Elect Jim W. Mogg	Mgmt	For	For	For
	8	Elect Pattye L. Moore	Mgmt	For	For	For
	9	Elect Gary D. Parker	Mgmt	For	For	For
	10	Elect Eduardo A. Rodriguez	Mgmt	For	For	For
	11	Elect Terry K. Spencer	Mgmt	For	For	For
	12	Ratification of Auditor	Mgmt	For	For	For
	13	Advisory Vote on Executive Compensation	Mgmt	For	For	For

Sempra Energy
	Ticker	Security ID:	Meeting Date		Meeting Status
	SRE	CUSIP 816851109	05/12/2016		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Elect Alan L. Boeckmann	Mgmt	For	For	For
	2	Elect Kathleen L. Brown	Mgmt	For	Against	Against
	3	Elect Pablo A. Ferrero	Mgmt	For	Against	Against
	4	Elect William D. Jones	Mgmt	For	For	For
	5	Elect William G. Ouchi	Mgmt	For	For	For
	6	Elect Debra L. Reed	Mgmt	For	For	For
	7	Elect William C. Rusnack	Mgmt	For	For	For
	8	Elect William P. Rutledge	Mgmt	For	Against	Against
	9	Elect Lynn Schenk	Mgmt	For	Against	Against
	10	Elect Jack T. Taylor	Mgmt	For	Against	Against
	11	Elect James C. Yardley	Mgmt	For	Against	Against
	12	Ratification of Auditor	Mgmt	For	For	For
	13	Advisory Vote on Executive Compensation	Mgmt	For	For	For

Spectra Energy Corp.
	Ticker	Security ID:	Meeting Date		Meeting Status
	SE	CUSIP 847560109	04/26/2016		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Elect Gregory L. Ebel	Mgmt	For	For	For
	2	Elect F. Anthony Comper	Mgmt	For	For	For
	3	Elect Austin A. Adams	Mgmt	For	For	For
	4	Elect Joseph Alvarado	Mgmt	For	For	For
	5	Elect Pamela L. Carter	Mgmt	For	For	For
	6	Elect Clarence P. Cazalot, Jr.	Mgmt	For	For	For
	7	Elect Peter B. Hamilton	Mgmt	For	For	For
	8	Elect Miranda C. Hubbs	Mgmt	For	For	For
	9	Elect Michael McShane	Mgmt	For	For	For
	10	Elect Michael G. Morris	Mgmt	For	For	For
	11	Elect Michael E.J. Phelps	Mgmt	For	For	For
	12	Ratification of Auditor	Mgmt	For	For	For
	13	Amendment to the 2007 Long-Term Incentive Plan	Mgmt	For	For	For
	14	Amendment to the Executive Short-Term Incentive Plan	Mgmt	For	For	For
	15	Advisory Vote on Executive Compensation	Mgmt	For	For	For
	16	Shareholder Proposal Regarding Political Contributions and Expenditures Report	ShrHoldr	Against	Against	For
	17	Shareholder Proposal Regarding Lobbying Report	ShrHoldr	Against	Against	For

Targa Resources Corp.
	Ticker	Security ID:	Meeting Date		Meeting Status
	TRGP	CUSIP 87612G101	05/17/2016		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	Elect Rene R. Joyce	Mgmt	For	For	For
	1.2	Elect Waters S. Davis IV	Mgmt	For	For	For
	1.3	Elect Chris Tong	Mgmt	For	Withhold	Against
	2	Ratification of Auditor	Mgmt	For	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman MLP Income Fund Inc.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date: August 24, 2016